Goodwill and intangible assets	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill
The changes in the carrying amount of goodwill by reportable segment during the years ended December 31, 2024 and 2023 were as follows:

	December 31, 2024		December 31, 2023
	Asset Management	Insurance Solutions	Asset Management	Insurance Solutions
Balance, beginning of period	$1,000	$55,697	$—	$55,697
Ovation acquisition (Note 3)	—	—	1,000	—
Balance, end of period	$1,000	55,697	$1,000	$55,697
See Note 3 Business combinations for further disclosure regarding the goodwill recorded as a result of the Ovation Merger. The Company performed its annual goodwill impairment assessment in the fourth quarter and did not identify any impairment as of December 31, 2024, and December 31, 2023.
Intangible assets
Intangible assets consist of the following as of December 31, 2024, and December 31, 2023:

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	32,583	(4,808)	(1,835)	25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444

	December 31, 2023
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(3,061)	—	10,318
Total intangible assets — Asset Management	32,583	(3,061)	—	29,522

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
On July 25, 2024, Ovation Fund Management II LLC (“OFM II”), a wholly owned subsidiary of the Company, announced the determination to dissolve and wind up the Ovation Alternative Income Fund LP (“OAIF”) – a fund from which the Company collects management and incentive fees under an investment management agreement (“IMA”). The remaining useful life of the IMA was re-assessed and revised from 9 years down to 4 years in line with the expected wind down time frame of the fund as at October 1, 2024. The Company will continue to earn management fees and potentially incentive fees under the IMA until all assets are sold or liquidated out of OAIF. However, the fee stream will decrease as the fund's net asset value (“NAV”) and net income decreases. Given the expected decrease in NAV from anticipated asset exit dates, the decrease in aggregate fees expected over the remaining useful life of the IMA indicated the intangible asset was impaired. Accordingly, the IMA has been written down to its recoverable amount of $4.5 million.
The remaining useful life of the Ovation IMA remains 4 years as at December 31, 2024, reflecting the period over which future economic benefits will be received by the Company under the IMA. The amortization method will also be prospectively changed from straight line to percentage of net asset value (“NAV”) decline in OAIF to better reflect the pattern in which the IMA’s future economic benefits are expected to be consumed.
The Company performed its annual intangible asset impairment assessment in the fourth quarter. In 2024, the Company identified that the Ovation IMA was impaired and as a result an impairment loss of $1.8 million was recognized in the Consolidated Statements of Operations for the year ended December 31, 2024. There was no impairment recognized during the year ended December 31, 2023.
The following table represents estimated intangible amortization expense as of December 31, 2024:

As of	December 31, 2024
2025	$3,511
2026	2,024
2027	1,114
2028	87
2029 and thereafter	—
Total	$6,736
Note 11. Goodwill and intangible assets
Goodwill
The carrying amount of goodwill by reportable segment was $1.0 million for Asset Management as of both September 30, 2025 and December 31, 2024, which is included within “Other assets” in the Condensed Consolidated Statements of Financial Position. The carrying amount of goodwill was $55.7 million for Insurance Solutions as of both September 30, 2025 and December 31, 2024.
Intangible assets
Intangible assets consist of the following as of September 30, 2025 and December 31, 2024:

	September 30, 2025
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$(19,204)	$—
Profit sharing interest¹	$11,236	$—		$11,236
Intangible assets — definite life
Investment management contracts	11,544	(7,911)	—	3,633
Total intangible assets — Asset Management	$41,984	$(7,911)	$(19,204)	$14,869

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	$2,444	$—	$—	$2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
_______________
(1)On July 15, 2025, the merging of Logan Ridge Finance Corporation (“Logan Ridge”) into Portman Ridge Finance Corporation (“Portman Ridge” or “Portman”) closed, with the new combined entity renamed to BCP Investment Corporation (“BCIC”). Upon the close of this merger, the Company’s investment management agreement with Logan Ridge was terminated, resulting in an impairment loss for the full carrying amount of the investment management agreement. Upon termination of the investment management agreement with Logan Ridge, the Company acquired a profit-sharing agreement with the owner of Sierra Crest Investment Management (“SCIM”) which is the manager of BCIC, for no cash consideration. The acquisition of the profit-sharing agreement is presented as a gain that offsets the accumulated impairment loss on the Logan Ridge investment management agreement, in “Amortization and impairment of intangible assets” on the Condensed Consolidated Statements of Operations. The profit-sharing agreement was determined to be an indefinte-lived intangible asset given the Company expects SCIM to be the investment manager of BCIC indefinitely, and for the owner of SCIM to hold its equity in SCIM indefnitely.

	December 31, 2024
	Gross carrying amount	Accumulated amortization	Accumulated impairment	Net carrying amount
Asset Management
Intangible assets — indefinite life
Investment management contracts	$19,204	$—	$—	$19,204
Intangible assets — definite life
Investment management contracts	13,379	(4,808)	(1,835)	6,736
Total intangible assets — Asset Management	$32,583	$(4,808)	$(1,835)	$25,940

Insurance Solutions
Intangible assets — indefinite life
State insurance licenses	2,444	—	—	2,444
Total intangible assets — Insurance Solutions	$2,444	$—	$—	$2,444
The following table represents estimated intangible amortization expense as of September 30, 2025:

As of	September 30, 2025
Remainder of 2025	$1,052
2026	1,687
2027	764
2028	130
2029	—
2030 and thereafter	—
Total	$3,633